UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 6.8%
The Boeing Co.	71,504	$6,138,618
General Dynamics Corp.	83,872	5,913,815

		12,052,433

Beverages – 3.0%
The Coca-Cola Co.	130,177	5,264,358

Consumer Finance – 7.7%
American Express Co.	200,568	13,530,317

Diversified Financial Services – 3.4%
JPMorgan Chase & Co.	124,728	5,919,591

Diversified Telecommunication Services – 1.6%
Verizon Communications, Inc.	57,832	2,842,443

Energy Equipment & Services – 5.6%
Schlumberger Ltd.	132,988	9,959,471

Food & Staples Retailing – 1.2%
Wal-Mart Stores, Inc.	27,424	2,052,138

Food Products – 1.4%
Kraft Foods Group, Inc.	17,761	915,224
Mondelez International, Inc., Class A	53,285	1,631,054

		2,546,278

Household Products – 3.7%
The Procter & Gamble Co.	85,822	6,613,443

Industrial Conglomerates – 2.8%
General Electric Co.	209,999	4,855,177

Insurance – 7.5%
Berkshire Hathaway, Inc., Class B (a)	127,112	13,245,070

IT Services – 12.1%
International Business Machines Corp.	81,355	17,353,022
The Western Union Co.	266,480	4,007,859

		21,360,881

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	29,749	1,248,566

Machinery – 2.9%
Caterpillar, Inc.	58,983	5,129,752

Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc.	53,600	1,774,160

Common Stocks	Shares	Value

Multiline Retail – 8.0%
Target Corp.	206,654	$14,145,466

Oil, Gas & Consumable Fuels – 5.5%
BP Plc - ADR	31,546	1,335,973
Exxon Mobil Corp.	93,799	8,452,228

		9,788,201

Pharmaceuticals – 14.6%
AstraZeneca Plc - ADR	64,000	3,198,720
Johnson & Johnson	80,592	6,570,666
Merck & Co., Inc.	83,999	3,715,276
Novartis AG - ADR	89,681	6,388,874
Pfizer, Inc.	204,166	5,892,231

		25,765,767

Software – 5.0%
Microsoft Corp.	308,263	8,819,404

Tobacco – 4.1%
Altria Group, Inc.	77,000	2,648,030
Philip Morris International, Inc.	50,136	4,648,109

		7,296,139

Wireless Telecommunication Services – 1.0%
Vodafone Group Plc - ADR	64,452	1,831,081

Total Long-Term Investments
(Cost – $30,027,109) – 99.6%		176,040,136

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	344,725	344,725

Total Short-Term Securities (Cost – $344,725) – 0.2%		344,725

Total Investments (Cost – $30,371,834*) – 99.8%		176,384,861
Other Assets Less Liabilities – 0.2%		357,678

Net Assets – 100.0%		$176,742,539

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$30,517,904

Gross unrealized appreciation	$146,067,148
Gross unrealized depreciation	(200,191)

Net unrealized appreciation	$145,866,957

(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2013	1

Schedule of Investments (concluded)

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	198,911	145,814	344,725	$52

(c)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$176,040,136	–	–	$176,040,136
Short-Term Securities	344,725	–	–	344,725
Total	$176,384,861	–	–	$176,384,861

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $19,269 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

2	BLACKROCK EXCHANGE PORTFOLIO	MARCH 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: May 24, 2013